Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 7. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31, 2020	As of December 31, 2019
Furniture	$460	$430
Electronic equipment	15,931	7,329
Motor vehicle	100,000	7,329
Leasehold improvement	-	-
Total property and equipment	116,391	7,759
Less: accumulated depreciation	(7,924)	(6,256)
Less: impairment	-	-
Property and equipment, net	$108,467	$1,503

Depreciation expense was $703, $60,910 and $58,369, respectively for the years ended December 31, 2020, 2019, and 2018.